Deconsolidation of Certain Interests Borgata Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Business Acquisition [Line Items]
Current assets	$ 257,232	$ 241,950
Liabilities, Current	355,071	357,195
Total Boyd Gaming Corporation stockholders’ equity	507,961	438,037
Borgata
Business Acquisition [Line Items]
Current assets	97,935	100,297	$ 98,119
Property and other long-term assets, net	1,149,337	1,196,339
Long-Lived Assets			1,220,036
Liabilities, Current	117,452	122,150	$ 106,666
Long-term debt and other long-term liabilities	687,307	762,609
Total Boyd Gaming Corporation stockholders’ equity	$ 455,685	$ 411,877